Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Domestic (UK)	$ (35,295,613)	$ (17,956,167)	$ (39,599,123)
Foreign	(103,644)	(184,830)	(5,718,409)
Loss before income tax	$ (35,399,257)	$ (18,140,997)	$ (45,317,532)